Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense Benefit [Line Items]
Taxes on income	$ 136.7	$ 157.6	$ 168.0
Domestic Tax Authority
Income Tax Expense Benefit [Line Items]
Current	111.9	120.9	94.3
Deferred	2.0	11.1	18.3
Domestic	113.9	132.0	112.6
U.S.
Income Tax Expense Benefit [Line Items]
Foreign taxes, Current	15.3	19.9	7.6
Foreign taxes, Deferred	7.5	5.7	47.8
Foreign	$ 22.8	$ 25.6	$ 55.4